Other Income and Expenses - Summary of Other Non-operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Loss on financial assets at fair value through profit or loss	¥ 1,231	¥ 118	¥ 656
Loss on impairment of available-for-sale financial assets		1,761	293
Loss from derivatives			60
Others	238	109	53
Total	¥ 1,469	¥ 1,988	¥ 1,062